Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not grant equity awards, including options, in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or other equity grant dates. We have not historically awarded any options to our NEOs and did not do so during the last completed fiscal year ended December 31, 2024.
Award Timing Method	We do not grant equity awards, including options, in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or other equity grant dates. We have not historically awarded any options to our NEOs and did not do so during the last completed fiscal year ended December 31, 2024.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not grant equity awards, including options, in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or other equity grant dates.